Revenue (Deferred Commission Cost Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	$ 61
Additions to deferred commission cost assets	138	$ 144
Amortization recognized on deferred commission cost assets	(141)	(130)
Ending balance	59	61
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance	59	61
Costs to obtain contracts with customers [member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	98	94
Additions to deferred commission cost assets	75	84
Amortization recognized on deferred commission cost assets	(81)	(80)
Ending balance	92	98
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Current	59	61
Long-term	33	37
Balance	$ 92	$ 98